Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Schedule of earnings per share

	Years ended December 31,
Thousands of euros except share and per share data	2017	2016	2015

Profit/(Loss) for the period for the purpose of basic earnings per share	(74,826)	3,802	(35,069)
Weighted average number of shares for the purpose of basic earnings per share	263,978,780	199,946,147	164,487,813
Basic income (loss) per share (in euros)	(0.28)	0.02	(0.21)
POTENTIAL DILUTIVE INSTRUMENTS
Number of share-based options (out-of-the-money)	26,919,213	5,098,316	34,937,688
Number of shared-based options (in-the-money) with dilutive effect	0	32,680,195	3,045,235
Weighted average number of shares for the purpose of diluted earnings per share	263,978,780	232,626,342	167,533,048

Diluted income (loss) per share (in euros)	(0.28)	0.02	(0.21)